Financial Risk Management - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Loans and advances	¥ 104,635,815	¥ 97,714,938
VaR holding period	1 day
VaR confidence interval percentage	99.00%
VaR observation period	4 years
Threshold percentage applied by FSA	15.00%
Ratio of decline in the economic value of equity to Tier 1 capital	4.00%	8.10%
Total capital requirement on full implementation	8.00%
Allowance for loan losses	¥ 993,054	¥ 849,287
Increase in allowance for loan losses	143,767
Modified loans and advances subject to lifetime ECL measurement [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances	92,749	¥ 100,789
Lifetime ECL credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Increase in allowance for loan losses	159,893
12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Decrease in allowance for loan losses due to improved economic forecast	7,237
Lifetime ECL not credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Increase in allowance for loan losses	¥ 8,889
Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Permitted level of percentage for reducing strategic equity investments	100.00%
Daily average [Member]
Disclosure of detailed information about financial instruments [line items]
Demand deposits, maturity period	2 years 6 months
Minimum [member]
Disclosure of detailed information about financial instruments [line items]
Demand deposits, maturity period	5 years
Before adoption of Basel III [member]
Disclosure of detailed information about financial instruments [line items]
Minimum Tier 1 capital requirement		2.50%
Basel III [member]
Disclosure of detailed information about financial instruments [line items]
Minimum Common Equity Tier 1 capital requirement	4.50%
Total capital requirement on full implementation	7.00%
G-SIB surcharge on full implementation	1.00%
Minimum Common Equity Tier 1 capital requirement phase-in arrangements		4.50%
Basel III [member] | Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Capital conservation buffer on full implementation	8.00%
Total capital requirement on full implementation	10.50%
Countercyclical buffer	2.50%
G-SIB surcharge on full implementation	2.50%
Minimum Common Equity Tier 1 capital requirement phase-in arrangements		8.00%
Basel III [member] | Minimum [member]
Disclosure of detailed information about financial instruments [line items]
Capital conservation buffer on full implementation	6.00%
Total capital requirement on full implementation	8.50%
Countercyclical buffer	0.00%
G-SIB surcharge on full implementation	1.00%
Minimum Common Equity Tier 1 capital requirement phase-in arrangements		6.00%
Sumitomo mitsui banking corporation [member]
Disclosure of detailed information about financial instruments [line items]
Ratio of decline in the economic value of equity to Tier 1 capital	4.60%	9.60%
VaR for Non-trading Activity - Strategic Equity Investment [Member]
Disclosure of detailed information about financial instruments [line items]
VaR holding period	1 year
VaR observation period	10 years